Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	$ 361,993	$ 384,350
Additions	31,674	84,770
Depreciation expense	(102,824)	(107,127)
Right of use assets, Ending balance	290,843	361,993
Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	333,049	350,517
Additions	23,162	83,389
Depreciation expense	(95,564)	(100,857)
Right of use assets, Ending balance	260,647	333,049
Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	28,944	33,833
Additions	8,512	1,381
Depreciation expense	(7,260)	(6,270)
Right of use assets, Ending balance	$ 30,196	$ 28,944